Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of balances in foreign currency

	Currency	Amount in foreign currency	Exchange rate (1)	Total 12.31.24	Total 12.31.23

ASSETS
CURRENT ASSETS
Other receivables	USD	1.6	1029.00	1,646	46,129
Financial assets at fair value through profit or loss	USD	285.8	1029.00	294,088	89,627
Cash and cash equivalents	USD	14.0	1029.00	14,406	351
TOTAL CURRENT ASSETS				310,140	136,107
TOTAL ASSETS				310,140	136,107

LIABILITIES
NON-CURRENT LIABILITIES
Borrowings	USD	343.9	1032.00	354,945	96,566
TOTAL NON-CURRENT LIABILITIES				354,945	96,566
CURRENT LIABILITIES
Trade payables	USD	17.8	1032.00	18,370	40,317
	EUR	0.1	1074.31	107	1,169
	CHF	0.2	1141.31	228	629
Borrowings	USD	12.1	1032.00	12,480	109,708
	CNY	-	141.25	-	618
Other payables	USD	-	1032.00	-	2,459
TOTAL CURRENT LIABILITIES				31,185	154,900
TOTAL LIABILITIES				386,130	251,466

(1)	The exchange rates used are the BNA exchange rates in effect as of December 31, 2024 for US Dollars (USD), Euros (EUR), Swiss francs (CHF) and Chinese yuans (CNY).

Schedule of exposure to currency risk

	12.31.24	12.31.23
Net position
US dollar	(75,655)	(112,943)
Chinese Yuan	-	(618)
Euro	(107)	(1,169)
Swiss franc	(228)	(629)
Total	(75,990)	(115,359)

Schedule of decrease in the profit loss

	12.31.24	12.31.23
Net position
US dollar	(7,566)	(11,294)
Chinese Yuan	-	(62)
Euro	(11)	(118)
Swiss franc	(23)	-
Decrease in the results of operations for the year	(7,600)	(11,474)

Schedule of non-derivative financial liabilities

	No deadline	Less than 3 months	From 3 months to 1 year	From 1 to 2 years	From 2 to 5 years	Total
As of December 31, 2024
Trade payables and other liabilities	353,726	488,492	127,039	40,550	277,945	1,287,752
Borrowings	-	99,550	12,980	354,945	-	467,475
Total	353,726	588,042	140,019	395,495	277,945	1,755,227

As of December 31, 2023
Trade payables and other liabilities	218,480	344,681	97,593	40,959	351,303	1,053,016
Borrowings	-	-	110,326	96,566	-	206,892
Total	218,480	344,681	207,919	137,525	351,303	1,259,908

Schedule of gearing ratios

	12.31.24	12.31.23
Total liabilities	2,472,512	2,053,023
Less: Cash and cash equivalents and Financial assets at fair value through profit or loss	(387,269)	(199,810)
Net debt	2,085,243	1,853,213
Total Equity	1,507,065	1,232,604
Total capital attributable to owners	3,592,308	3,085,817
Gearing ratio	58.05%	60.06%

Schedule of financial assets and liabilities measured at fair value

	LEVEL 1	LEVEL 2

At December 31, 2024
Assets
Other receivables
Transferred assets and in custody	8,945	-
Financial assets at fair value through profit or loss:
Negotiable instruments	114,494	-
Mutual funds	248,857	-
Cash and cash equivalents:
Mutual funds	448	-
Total assets	372,744	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	131,490
Total liabilities	-	131,490

At December 31, 2023
Assets
Other receivables
Transferred assets and in custody	44,436
Financial assets at fair value through profit or loss:
Negotiable instruments	1,280	-
Mutual funds	178,653	-
Cash and cash equivalents		-
Mutual funds	16,833
Total assets	241,202	-

Liabilities
Other liabilities:
Payment plan - CAMMESA	-	130,632
Total liabilities	-	130,632